Equity-accounted investees - Acquisition (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	May 06, 2019
Skillaz
Equity-accounted investees
Percentage of interests acquired				25.01%
Percentage of net assets owned		25.01%	25.01%
Group's share of net assets		₽ 50,632	₽ 50,632
Call option			25,341
Goodwilll			158,757
Cash consideration transferred			₽ 234,730
Skillaz | Call Option
Equity-accounted investees
Percentage of interests which may be acquired in the future				40.01%
Skillaz
Equity-accounted investees
Non-current assets		135,059
Current assets		100,714
Non-current liabilities		(20,168)
Current liabilities		(13,158)
Total net assets		₽ 202,447
Percentage of net assets owned	100.00%	100.00%